Average Annual Total Returns - iShares MSCI Frontier and Select EM ETF	Dec. 30, 2020
MSCI Frontier Markets 100 Index (Index returns do not reflect deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	18.84%	[1]
5 Years	4.15%	[1]
Since Inception	7.69%	[1]
iShares MSCI Frontier 100 ETF
Average Annual Return:
1 Year	17.47%
5 Years	2.57%
Since Inception	6.36%
Inception Date	Sep. 12, 2012
iShares MSCI Frontier 100 ETF | After Taxes on Distributions
Average Annual Return:
1 Year	16.36%	[2]
5 Years	1.87%	[2]
Since Inception	5.27%	[2]
iShares MSCI Frontier 100 ETF | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.71%	[2]
5 Years	1.89%	[2]
Since Inception	4.78%	[2]

[1]	Effective March 1, 2021, the Fund’s Underlying Index changed from the MSCI Frontier Markets 100 Index to the MSCI Frontier and Emerging Markets Select Index. The inception date of the MSCI Frontier and Emerging Markets Select Index was December 22, 2020.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.